CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION [Abstract]
Class A Common Stock Subject to Possible Redemption
As of September 30, 2023, Class A common stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2022	$284,449,019
Re-measurement of carrying value to redemption value	2,353,363
Class A common stock subject to possible redemption at March 31, 2023	286,802,382
Re-measurement of carrying value to redemption value	1,930,447
Extension deposit	480,000
Redemption	(220,995,813)
Class A common stock subject to possible redemption at June 30, 2023	68,217,016
Re-measurement of carrying value to redemption value	632,279
Extension deposit	360,000
Class A common stock subject to possible redemption at September 30, 2023	$69,209,295

As of December 31, 2022, Class A Common Stock subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Description	December 31, 2021
Gross proceeds	$276,000,000
Less:
Offering costs allocated to Class A Common Stock subject to possible redemption	(368,276)
Private placement warrants proceeds in excess of fair value	(5,411,275)
Plus:
Re-measurement of carrying value to redemption value	11,299,544
Class A Common Stock subject to possible redemption at December 31, 2021	281,520,000
Re-measurement of carrying value to redemption value	2,929,019
Class A Common Stock subject to possible redemption at December 31, 2022	$284,449,019